Long-Term Investments (Details) - Schedule of Long-Term Investments	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CNY (¥)	Sep. 30, 2009 USD ($)	Sep. 30, 2009 CNY (¥)
Debt Instrument [Line Items]
Total long-term investments, at cost	$ 12,515,817	$ 12,836,916
Add: upward adjustments
Less: impairment and downward adjustments
Long-term investments	12,515,817	12,836,916
Huashang Micro Finance Co. [Member]
Debt Instrument [Line Items]
Total long-term investments, at cost	5,208,333	5,341,956
Long-term investments							$ 13,203,257	¥ 90,000,000
Longwan Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Total long-term investments, at cost	6,165,296	6,323,469
Long-term investments			$ 7,172,207	¥ 44,982,000
Wenzhou Longlian Development Co., Ltd [Member]
Debt Instrument [Line Items]
Total long-term investments, at cost	$ 1,142,188	$ 1,171,491
Long-term investments					$ 1,307,982	¥ 8,333,400